Segment Information - Schedule of Net Income and Total Assets (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Schedule of Net Income and Total Assets [Abstract]
Trust Account	$ 240,134,175	$ 240,134,175			$ 240,134,175	$ 235,193,585
Cash	124,083	124,083			124,083	668,089
Net income	(52,663)	601,027	$ 689,999	$ (52,663)	1,291,026	3,408,788
General and administrative expenses	$ 52,663	$ 1,489,307		52,663	2,592,440	634,797
Interest earned on marketable securities held in Trust Account					$ 4,940,590	$ 4,043,585